Available-for-Sale Securities - Available-for-Sale Securities Debt Maturities Market Value (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due within one year	$ 596,762
1 to 2 years	118,196
2 to 3 years	67,140
3 to 4 years	13,209
Thereafter	6,375
Fair Value	$ 801,682	$ 977,639